Average Annual Total Returns - FIMMFunds-InstitutionalComboPRO - FIMMFunds-InstitutionalComboPRO - Fidelity Investments Money Market Government Portfolio - Fidelity Investments Money Market Government Portfolio - Institutional Class - Return Before Taxes
	May 30, 2023
Average Annual Return:
Past 1 year	1.51%
Past 5 years	1.15%
Since Inception	0.79%	[1]

[1]	A From May 14, 2014